Capital Structure-Preferred Stock (Details) (USD $)			7 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 04, 2011 [AuthorizedPreferredStockAmendedArticlesOfIncorporationMember]
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares initially authorized			1,000,000
Preferred stock shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock shares issued	0	0	0